Annual Fund Operating Expenses (Vanguard LifeStrategy Income Fund Annuity:)	Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.14%